Related Party Transactions (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IS Seafood [Member] | Purchase of goods and services [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 1,732,670	$ 495,276	$ 2,656
IS Seafood [Member] | Sale of goods [Member]
Related Party Transaction [Line Items]
Related party transactions	49,278
IS Seafood [Member] | Rendering of services [Member]
Related Party Transaction [Line Items]
Related party transactions	49,278
Cachet Hotel [Member] | Purchase of goods and services [Member]
Related Party Transaction [Line Items]
Related party transactions	1,230,887
Cachet Hotel [Member] | Sale of goods [Member]
Related Party Transaction [Line Items]
Related party transactions			619
Cachet Hotel [Member] | Rendering of services [Member]
Related Party Transaction [Line Items]
Related party transactions	114,982
URBN Hotels [Member] | Sale of goods [Member]
Related Party Transaction [Line Items]
Related party transactions	14,818	2,577	3,949
Jia He Hotel [Member] | Sale of goods [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 27,899	$ 7,937	$ 4,874